Personnel expenses business (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	25,857	25,166	34,351
Percentage of variation average number of employee	3.00%	(27.00%)
Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	21,333	20,855	27,029
Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	4,523	4,311	7,322
Construction division [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	18,299	19,412	18,451
Percentage of variation average number of employee	(6.00%)	5.00%
Construction division [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	14,944	16,067	15,316
Construction division [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	3,355	3,345	3,135
Toll roads division [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	815	911	541
Percentage of variation average number of employee	(11.00%)	68.00%
Toll roads division [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	588	678	373
Toll roads division [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	227	233	169
Airports division [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	248	237	235
Percentage of variation average number of employee	5.00%	1.00%
Airports division [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	201	195	192
Airports division [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	46	42	43
Energy and mobility infrastructure division [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	1,661	69	23
Percentage of variation average number of employee	2296.00%	202.00%
Energy and mobility infrastructure division [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	1,460	48	17
Energy and mobility infrastructure division [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	201	21	6
Others [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	4,834	4,536	4,402
Percentage of variation average number of employee	7.00%	3.00%
Others [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	4,140	3,866	3,785
Others [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees	694	670	617
Continuining operations of the company [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			23,653
Continuining operations of the company [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			19,683
Continuining operations of the company [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			3,970
Discontinued operations of the company [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			10,698
Discontinued operations of the company [Member] | Men [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			7,346
Discontinued operations of the company [Member] | Women [Member]
Disclosure of detailed information about the average workforce by business division [Line Items]
Average number of employees			3,352